CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Net revenues:
Sales of products (including related party amounts of RMB1,038,927, RMB1,534,360, RMB1,753,977 for the years ended December 31, 2012, 2013 and 2014, respectively)	$ 697,481	4,327,591	4,317,132	3,678,380
Providing processing service to a related party	82,098	509,388	408,560	0
Total net revenues	779,579	4,836,979	4,725,692	3,678,380
Cost of revenues	(713,449)	(4,426,665)	(4,390,718)	(4,003,885)
Gross profit (loss)	66,130	410,314	334,974	(325,505)
Operating expenses:
Selling expenses	(39,707)	(246,365)	(325,422)	(348,568)
General and administrative expenses	(42,587)	(264,237)	(295,482)	(278,033)
Provision for doubtful accounts receivable and other receivable	(2,077)	(12,889)	(28,562)	(137,674)
Research and development expenses	(13,773)	(85,457)	(92,256)	(90,820)
Total operating expenses	(98,144)	(608,948)	(741,722)	(855,095)
Operating loss	(32,014)	(198,634)	(406,748)	(1,180,600)
Interest expense	(56,168)	(348,498)	(323,820)	(299,515)
Interest income	4,335	26,897	21,212	15,841
Exchange gains (losses)	(19,817)	(122,969)	43,687	8,875
Changes in fair value of derivative contracts	1,316	8,168	63,739	5,326
Changes in fair value of conversion feature of convertible bonds	1,956	12,137	(6,105)	(5,692)
Loss on extinguishment of debt	(1,602)	(9,939)	0	(82,713)
Other income	2,332	14,469	7,805	9,265
Other expenses	(3,271)	(20,293)	(16,194)	(18,391)
Loss before income taxes	(102,933)	(638,662)	(616,424)	(1,547,604)
Income tax benefit (expenses)	1,923	11,929	(257,666)	(15,255)
Net loss	(101,010)	(626,733)	(874,090)	(1,562,859)
Net loss per share:
Basic	$ (0.22)	(1.37)	(2.06)	(3.70)
Diluted	$ (0.22)	(1.37)	(2.06)	(3.70)
Number of shares used in computation of net loss per share:
Basic	456,720,654	456,720,654	423,675,429	422,167,505
Diluted	456,720,654	456,720,654	423,675,429	422,167,505
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	1,160	7,195	(811)	(1,219)
Comprehensive loss	$ (99,850)	(619,538)	(874,901)	(1,564,078)